ABERDEEN FUNDS: SUMMARY PROSPECTUS

FEBRUARY 28, 2011

Aberdeen Global Natural Resources Fund
(formerly known as Aberdeen Natural Resources Fund)

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, shareholder reports and other information about the Fund online at www.aberdeen-asset.us/literatureequity. You can also get this information at no cost by e-mailing a request to openend.funds.us@aberdeen-asset.com, calling 866-667-9231 or asking your financial advisor. The Fund's prospectus and Statement of Additional Information, both dated February 28, 2011, and the independent registered public accounting firm's report and financial statements in the Fund's annual report, dated October 31, 2010, are incorporated by reference into this summary prospectus.

Fund Tickers

Class A: GGNAX	Class C: GGNCX	Class R: GGNRX	Institutional Class: GGNIX	Institutional Service Class: GGNSX

Objective

The Aberdeen Global Natural Resources Fund (the "Natural Resources Fund" or the "Fund") seeks long-term capital growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Natural Resources Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class – Reduction and Waiver of Class A and Class D Sales Charges" section on page 148 of the Fund's prospectus and in the "Additional Information on Purchases and Sales" – "Waiver of Class A and Class D Sales Charges" and "Reduction of Sales Charges" section on pages 147-148 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.55%	0.46%	0.48%	0.46%	0.46%
Total Annual Fund Operating Expenses	1.50%	2.16%	1.68%	1.16%	1.16%
Less: Amount of Fee Limitations/Expense Reimbursements[1]	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.50%	2.16%	1.68%	1.16%	1.16%

1  Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.16% for all Classes of the Fund at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 27, 2013.

ABERDEEN FUNDS: SUMMARY PROSPECTUS

FEBRUARY 28, 2011

Aberdeen Global Natural Resources Fund

Example

This Example is intended to help you compare the cost of investing in the Natural Resources Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Natural Resources Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable) . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$719	$1,022	$1,346	$2,263
Class C shares	$319	$676	$1,159	$2,493
Class R shares	$171	$530	$913	$1,987
Institutional Class shares	$118	$368	$638	$1,409
Institutional Service Class shares	$118	$368	$638	$1,409

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$219	$676	$1,159	$2,493

Portfolio Turnover

The Natural Resources Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 105.24%of the average value of its portfolio.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the Natural Resources Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to activities in natural resources industries. Natural resources are materials with economic value that are derived from natural origins, such as energy sources, precious metals (e.g., gold, platinum), non-precious metals (e.g., aluminum, copper), chemicals and other basic commodities.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Natural Resources Fund.

Under normal market conditions, the Fund will invest significantly (at least 40% – unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Under normal conditions, the Fund invests in securities from at least three different countries.

A company that is eligible for investment by the Natural Resources Fund typically derives at least 50% of its revenues, net income or assets from the natural resources sector. Companies in natural resources industries may include those that:

•  participate in the discovery and development of natural resources;

•  own or produce natural resources;

•  engage in the transportation, distribution, or processing of natural resources;

•  contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation and pollution control;

•  provide related services such as mining, drilling, chemicals and related parts and equipment;

•  provide services/equipment that aid the production, processing or transportation of a resource (energy, agriculture, metals); and

•  would have related investments such as drilling rigs, oil tankers, any oil field service company, engineering and construction companies, chemical companies, fertilizer and ethanol.

The Natural Resources Fund is diversified; however, the Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups:

•  agricultural products;

•  alternative energy sources;

•  base metal production;

•  building materials;

•  chemicals;

•  coal;

•  energy services and technology;

•  environmental services;

•  ferrous and nonferrous metals;

•  forest products;

•  gold and other precious metals;

•  integrated oil;

•  steel and iron ore production;

•  oil and gas exploration and production; paper products; and

•  real estate.

The Natural Resources Fund may invest in natural resources companies of any size, including established large-cap companies, as well as small-cap and mid-cap companies. The equity securities in which the Fund may invest include common stock, preferred stock, securities convertible into common stock or securities (or other

ABERDEEN FUNDS: SUMMARY PROSPECTUS

FEBRUARY 28, 2011

Aberdeen Global Natural Resources Fund

investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depository receipts, which represent an ownership interest in the issuer.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks

The Natural Resources Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Natural Resources Industry Risk – the natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Stock Market Risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk – a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets.

Selection Risk – the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk – in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Concentration Risk – investing 25% or more of the Fund's net assets in a select group of companies in natural resources industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

Portfolio Turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance. High portfolio turnover may also increase share price volatility and may generate more short-term capital gains that will generally be taxable to Fund shareholders as ordinary income.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund Details: Additional Information about Investments, Investment Techniques and Risks" in the prospectus.

Performance

The returns presented for the Natural Resources Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the "Predecessor Fund"). The Natural Resources Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Natural Resources Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Natural Resources Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

The bar chart and table below can help you evaluate potential risks of the Natural Resources Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of two broad-based securities indices. Effective December 7, 2010, the S&P Global Natural Resources Sector Index(TM) replaced the S&P North American Natural Resources Sector Index(TM) as the Fund's benchmark. The Adviser believes that the composition of the S&P Global Natural Resources Sector Index(TM) makes it the most meaningful comparison index given the Fund's investment strategy. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Annual Total Returns – Class A Shares
(Years Ended December 31)

Best Quarter: 28.91% – 3rd quarter 2005
Worst Quarter: -34.35% – 4th quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may

ABERDEEN FUNDS: SUMMARY PROSPECTUS

FEBRUARY 28, 2011

Aberdeen Global Natural Resources Fund

differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010

	1 Year	5 Years	Since Inception (June 29, 2004)
Class A shares – Before Taxes	2.53%	5.54%	16.05%
Class A shares – After Taxes on Distributions	2.53%	4.52%	14.87%
Class A shares – After Taxes on Distributions and Sales of Shares	1.65%	4.82%	14.25%
Class C shares – Before Taxes	7.15%	6.09%	16.30%
Class R shares – Before Taxes	8.55%	6.57%	16.81%
Institutional Class shares – Before Taxes	9.12%	7.12%	17.44%
Institutional Service Class shares – Before Taxes	9.21%	7.13%	17.42%
S&P Global Natural Resources Sector Index(TM) (reflects no deduction for fees, expenses or taxes)	10.97%	11.39%	15.65%
S&P North American Natural Resources Sector Index(TM) (reflects no deduction for fees, expenses or taxes)	23.88%	8.99%	14.77%

Investment Adviser

Aberdeen Asset Management Inc. (the "Adviser") serves as the Natural Resources Fund's investment adviser.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being primarily responsible for the day-to-day management of the Fund:

Name	Title	Served Investment Adviser of Fund Since
Stephen Docherty	Head of Global Equities	1994

Bruce Stout	Senior Investment Manager	1987

Andrew McMenigall	Senior Investment Manager	1997

Jamie Cumming, CFA®	Senior Investment Manager	2001

Samantha Fitzpatrick, CFA®	Senior Investment Manager	1998

Purchase and Sale of Fund Shares

The Fund's minimum investment requirements are as follows:

Class A and Class C Shares
To open an account	$1,000 (per Fund)

To open an IRA account	$1,000 (per Fund)

Additional investments	$50 (per Fund)

To start an Automatic Asset Accumulation Plan	$1,000 (per Fund)

Additional Investments (Automatic Asset Accumulation Plan)	$50

Class R Shares
To open an account	No Minimum

Additional investments	No Minimum

Institutional Class Shares
To open an account	$1,000,000 (per Fund)

Additional investments	No Minimum

Institutional Service Class Shares
To open an account	$1,000,000 (per Fund)

Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. Certain endowments, non-profits, and charitable organizations may also be eligible for waiver of minimum investment requirements. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to waive the investment minimums under certain circumstances.

Fund shares may be redeemed on each day that the New York Stock Exchange is open. Fund shares may be sold by mail or fax, by telephone or on-line. If you hold shares through an authorized intermediary, you may redeem such shares through the intermediary.

Tax Information

The Fund's dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

AOE-0276-0211